THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.7%
	Shares	Value
Consumer Discretionary — 14.5%
Boot Barn Holdings *	30,838	$3,794,616
Callaway Golf *	29,112	798,833
Clarus	82,560	2,288,563
Golden Entertainment *	14,211	718,082
Kontoor Brands	32,564	1,668,905
Red Rock Resorts, Cl A *	76,519	4,209,310
Steven Madden	64,437	2,994,387

		16,472,696

Consumer Staples — 0.5%
Beauty Health *	23,184	560,125

Energy — 1.7%
Chesapeake Energy	17,893	1,154,456
Matador Resources	21,908	808,843

		1,963,299

Financials — 9.0%
Banc of California	52,297	1,026,067
First Interstate BancSystem, Cl A	26,181	1,064,781
PacWest Bancorp	59,431	2,684,498
Silvergate Capital, Cl A *	9,090	1,347,138
Triumph Bancorp *	7,376	878,334
Western Alliance Bancorp	29,975	3,226,809

		10,227,627

Health Care — 22.9%
Alpha Teknova *	37,224	762,348
Arena Pharmaceuticals *	20,539	1,908,895
Argenx ADR *	5,351	1,873,867
Ascendis Pharma ADR *	7,824	1,052,563
Avantor *	40,618	1,711,643
Biohaven Pharmaceutical Holding *	18,238	2,513,379
Bridgebio Pharma *	28,019	467,357
Establishment Labs Holdings *	12,772	863,259
Guardant Health *	6,904	690,538
Instil Bio *	58,166	995,220
Insulet *	2,647	704,287
Intra-Cellular Therapies *	50,744	2,655,941
Krystal Biotech *	14,268	998,047
LAVA Therapeutics *	27,907	153,488
MaxCyte *	52,873	538,776
Mirati Therapeutics *	8,227	1,206,819

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2021 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
NeoGenomics *	16,685	$569,292
Repligen *	10,126	2,681,770
Singular Genomics Systems *	34,347	397,051
SomaLogic *	72,089	839,116
Twist Bioscience *	12,370	957,314
Verve Therapeutics *	23,126	852,656
VistaGen Therapeutics *	303,279	591,394

		25,985,020

Industrials — 20.5%
Ameresco, Cl A *	29,629	2,412,986
CACI International, Cl A *	4,200	1,130,682
Chart Industries *	16,800	2,679,432
Energy Recovery *	37,914	814,772
Federal Signal	41,078	1,780,321
John Bean Technologies	10,242	1,572,762
Kornit Digital *	29,570	4,502,032
Regal Rexnord	11,046	1,879,808
TFI International	23,186	2,599,382
WillScot Mobile Mini Holdings, Cl A *	94,296	3,851,049

		23,223,226

Information Technology — 19.3%
908 Devices *	20,654	534,319
Asana, Cl A *	17,603	1,312,304
Bill.com Holdings *	8,457	2,107,062
Descartes Systems Group *	14,211	1,174,965
Elastic *	18,467	2,273,103
Five9 *	7,824	1,074,392
Lattice Semiconductor *	71,235	5,489,369
Monolithic Power Systems	10,183	5,023,579
Smartsheet, Cl A *	12,197	944,658
Verra Mobility, Cl A *	125,882	1,942,359

		21,876,110

Materials — 3.8%
Element Solutions	151,254	3,672,447
MP Materials *	12,963	588,779

		4,261,226

Real Estate — 6.5%
Apple Hospitality ‡	55,692	899,426
DigitalBridge Group * ‡	199,467	1,661,560
Innovative Industrial Properties, Cl A ‡	11,449	3,010,057
Park Hotels & Resorts * ‡	43,495	821,186

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2021 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Real Estate — continued
UMH Properties ‡	35,958	$982,732

		7,374,961

Total Common Stock
(Cost $73,664,907)		111,944,290

EXCHANGE-TRADED FUND — 1.0%

iShares Russell 2000 Growth ETF	3,810	$1,116,521

Total Exchange-Traded Funds
(Cost $1,088,620)		1,116,521

Total Investments - 99.7%
(Cost $74,753,527)		$113,060,811

Percentages are based on Net Assets of $113,444,289.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

NIC-QH-001-0600